Contingencies - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Commitments Contingencies And Litigation [Line Items]
Unrecognized tax benefits	$ 9,008,647	$ 8,589,164	$ 8,870,677
Accrued Liabilities Taxes [Member]
Commitments Contingencies And Litigation [Line Items]
Unrecognized tax benefits	4,399,828	4,454,069
Interest and potential penalties of uncertain tax positions	$ 559,313	$ 436,920